RELATED PARTY TRANSACTIONS - Transactions with OneLNG and Subsidiaries Narrative (Details) - OneLNG	Jul. 25, 2016
Related Party Transaction [Line Items]
Ownership percentage after transaction	51.00%
Schlumberger
Related Party Transaction [Line Items]
Ownership percentage after transaction	49.00%